Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity File Number	001-34400
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Central Index Key	0001466258
Entity Tax Identification Number	98-0626632
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords Co. Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	00000
City Area Code	353
Local Phone Number	18707400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, Par Value $1.00 per Share
Trading Symbol	TT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false